Document and Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	Virax Biolabs Group Limited
Entity Central Index Key	0001885827
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	579,218
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-41440
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	BioCity Glasgow
Entity Address, Address Line Two	Bo’Ness Road Newhouse
Entity Address, City or Town	Lanarkshire
Entity Address, Postal Zip Code	ML1 5UH
Entity Address, Country	GB
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Reliant CPA PC
Auditor Firm ID	6906
Auditor Location	Newport Beach, CA
Trading Symbol	VRAX
Title of 12(b) Security	ordinary shares, par value $0.025 per share
Security Exchange Name	NASDAQ
Auditor Opinion

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Virax Biolabs Group Limited (the “Company”), as of March 31, 2026 and 2025, the related consolidated statements of loss and comprehensive loss, changes in shareholders’ equity and cash flows for each of the three years in the period ended March 31, 2026, and related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the three years in the period ended March 31, 2026, in conformity with the International Financial Reporting Standards as issued by the International Accounting Standards Board.

Business Contact
Document Information [Line Items]
Entity Address, Address Line One	BioCity Glasgow
Entity Address, Address Line Two	Bo’Ness Road Newhouse
Entity Address, City or Town	Lanarkshire
Entity Address, Postal Zip Code	ML1 5UH
Entity Address, Country	GB
City Area Code	+44 020
Local Phone Number	7788 7414
Contact Personnel Name	James Foster
Contact Personnel Email Address	info@viraxbiolabs.com